THE HARTFORD TARGET RETIREMENT 2020 FUND (Prospectus Summary) | THE HARTFORD TARGET RETIREMENT 2020 FUND
THE HARTFORD TARGET RETIREMENT 2020 FUND SUMMARY SECTION
INVESTMENT GOAL.
The Fund's goal is to maximize total return
and secondarily, to seek capital preservation.
YOUR EXPENSES.
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in The
Hartford Mutual Funds.  More information about these and other discounts is available from your financial professional and in the "Sales Charge Reductions and Waivers" section beginning on page 26 of the Fund's prospectus and the
"Purchase and Redemption of Shares" section beginning on page 151 of the Fund's statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees THE HARTFORD TARGET RETIREMENT 2020 FUND (USD $)	Class A		Class R3	Class R4	Class R5	Class Y
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.50%		none	none	none	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	none	[1]	none	none	none	none
Exchange fees	none		none	none	none	none
[1]	For investments over $1 million, a 1.00% maximum deferred sales charge may apply.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses THE HARTFORD TARGET RETIREMENT 2020 FUND		Class A	Class R3	Class R4	Class R5	Class Y
Management fees		0.15%	0.15%	0.15%	0.15%	0.15%
Distribution and service (12b-1) fees		0.25%	0.50%	0.25%
Other expenses		0.23%	0.30%	0.24%	0.19%	0.09%
Acquired Fund fees and expenses		0.69%	0.69%	0.69%	0.69%	0.69%
Total annual fund operating expenses		1.32%	1.64%	1.33%	1.03%	0.93%
Fee waiver and/or expense reimbursement	[1]	0.27%	0.44%	0.43%	0.18%	0.08%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	[1]	1.05%	1.20%	0.90%	0.85%	0.85%
[1]	Hartford Investment Financial Services, LLC (the "Investment Manager") has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions and extraordinary expenses) to the extent necessary to maintain total annual fund operating expenses as follows: 1.05% (Class A), 1.35% (Class R3), 1.05% (Class R4), 0.85% (Class R5) and 0.85% (Class Y). In addition, Hartford Administrative Services Company ("HASCO"), the Fund's transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each contractual arrangement will remain in effect until February 28, 2013, and shall renew automatically for one-year terms unless the Investment Manager or HASCO, respectively, provides written notice of termination prior to the start of the next term or upon approval of the Board of Directors of the Fund. In addition, the Investment Manager has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions and extraordinary expenses) to the extent necessary to maintain total annual fund operating expenses as follows: 1.20% (Class R3) and 0.90% (Class R4). This latter agreement is scheduled to terminate on February 28, 2013 and will not be renewed.

EXAMPLE.
The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that:

o  Your investment has a 5% return each year

o  The Fund's operating expenses remain the same

o  You reinvest all dividends and distributions

o  You pay any deferred sales charge due for the applicable period.

Your actual costs may be higher or lower.  Based on these assumptions, for every
$10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:
Expense Example THE HARTFORD TARGET RETIREMENT 2020 FUND (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A	651	920	1,209	2,030
Class R3	122	474	850	1,907
Class R4	92	379	688	1,564
Class R5	87	310	551	1,243
Class Y	87	288	507	1,136

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption THE HARTFORD TARGET RETIREMENT 2020 FUND (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A	651	920	1,209	2,030
Class R3	122	474	850	1,907
Class R4	92	379	688	1,564
Class R5	87	310	551	1,243
Class Y	87	288	507	1,136

Portfolio Turnover.
The Fund pays no transaction costs, such as commissions, when it buys and sells shares of the Underlying Funds.  The Underlying Funds pay transaction costs, such as commissions, when they buy and sell securities (or "turn over"
their portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs affect the Underlying Funds' performance.  Portfolio turnover rates for the Underlying Funds are available in the prospectus for each
Underlying Fund.
PRINCIPAL INVESTMENT STRATEGY.
The Fund is designed for investors who plan to retire close to the year 2020, and who desire an asset-allocated portfolio that becomes more conservative over time and continues to do so through retirement. The Fund seeks its goal by investing in a diversified combination of other Hartford Mutual Funds -the
Underlying Funds- as well as certain exchange-traded funds ("ETFs") through the implementation of a strategic asset allocation strategy.  As of January 30,
2012, under normal market conditions the sub-adviser, Hartford Investment
Management Company ("Hartford Investment Management"), adjusts the Fund's investments to achieve approximately 67% of assets in equity securities and equity funds and approximately 33% of assets in fixed income securities and fixed income funds, although these percentages may vary from time to time.
Up until the Fund's target retirement date, the Fund's portfolio allocation will become more conservative by increasing its allocation to fixed income securities and fixed income funds.  By the target retirement date (2020) the Fund's investments are expected to be approximately 55% in equity securities and equity funds and approximately 45% in fixed income securities and fixed income funds, although these percentages may vary from time to time.  The Fund will continue to invest after its target retirement date (2020), gradually reaching its most conservative allocation of approximately 30% in equity securities and equity funds and 70% in fixed income securities and fixed income funds approximately 25 years from the date indicated in the Fund's name.
MAIN RISKS.
The primary risks of investing in the Fund are described below. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.  An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other government agency.  As with any fund, there is no guarantee that the Fund will achieve its goal.  For more information regarding risks and investment matters please see "Additional Information Regarding Risks and Investment
Strategies" in the Fund's prospectus.

Target Date Allocation Risk - The Fund is designed to provide portfolio asset allocation that becomes increasingly focused on fixed income investments and decreasingly focused on equity investments as the target retirement year approaches.  Therefore, the farther away the Fund is from its target year, the higher the percentage of equity investments it will hold and the more aggressive its investment strategy and volatile its portfolio may be considered.
Conversely, the closer the Fund is to its target year, the higher the percentage of fixed income investments it will hold, generally providing a more conservative investment approach.

Fund of Funds Risk - The Fund invests primarily in the Underlying Funds, and the
Fund's investment performance is directly related to the investment performance of the Underlying Funds it holds. The ability of the Fund to meet its investment objective is directly related to the ability of the Underlying Funds to meet their objectives as well as the sub-adviser's allocation among those Underlying
Funds.  The Fund is also subject to the risks associated with the Underlying
Funds in proportion to its investment and changes in the value of the Underlying
Funds may have a significant effect on the net asset value of the Fund.

Underlying Fund Risk - The Fund is exposed to the risks of the underlying funds in which it invests in direct proportion to the amount of assets the Fund allocates to each underlying fund.  In addition, the Fund will indirectly pay a proportional share of the asset-based fees of the underlying funds in which the
Fund invests.  The risks of the underlying equity funds include risks specific to their strategies, such as small-cap stock risk, value or growth orientation risk, and foreign investments risk, among others, as well as risks related to the equity markets in general.  The risks of the underlying fixed income funds include credit risk, derivatives risk, foreign investments risk, interest rate risk and liquidity risk.

Investment Strategy Risk - The risk that, if the sub-adviser's investment strategy does not perform as expected, the Fund could underperform its peers or lose money.  There is no guarantee that the Fund's investment objective will be achieved.

Market Risk - Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably.  Securities may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

The Fund is subject to certain other risks, which are described elsewhere in this prospectus.
PAST PERFORMANCE.
The performance information below indicates the risks of investing in the Fund.
Keep in mind that past performance does not indicate future results.  Updated performance information is available at www.hartfordmutualfunds.com.  The returns:

o  Assume reinvestment of all dividends and distributions

o Would be lower if the Fund's operating expenses had not been limited.
The bar chart:

o  Shows how the Fund's total return has varied from year to year

o  Does not include the effect of sales charges. If sales charges were reflected in the bar chart, returns would have been lower

o  Shows the returns of the Fund's Class A shares.  Because all of the Fund's shares are invested in the same portfolio of securities, returns for the
   Fund's other classes differ only to the extent that the classes do not have the same expenses.
Total returns by calendar year (excludes sales charges)

Highest/Lowest quarterly results during the periods shown in the bar chart were: Highest 15.47% (2nd quarter, 2009) Lowest -17.46% (4th quarter, 2008)
AVERAGE ANNUAL RETURNS.
The table below shows returns for the Fund over time compared to those of two broad-based market indices.  After-tax returns, which are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes, are shown only for Class A shares and will vary for other classes.  Returns prior to the inception date of certain classes of shares may reflect returns of another class of shares.  For more information regarding returns see the "Performance Notes" section in the Fund's prospectus.

Actual after-tax returns, which depend on an investor's particular tax situation, may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Average annual total returns for periods ending December 31, 2011 (including sales charges)
Average Annual Total Returns THE HARTFORD TARGET RETIREMENT 2020 FUND	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class A	Class A - Return Before Taxes	(6.69%)	0.35%	2.02%	Sep. 30, 2005
Class A After Taxes on Distributions	Class A - After Taxes on Distributions	(7.22%)	(0.44%)	1.08%	Sep. 30, 2005
Class A After Taxes on Distributions and Sales	Class A - After Taxes on Distributions and Sale of Fund Shares	(4.35%)	(0.16%)	1.18%	Sep. 30, 2005
Class R3	Class R3 - Return Before Taxes	(1.43%)	1.23%	2.79%	Sep. 30, 2005
Class R4	Class R4 - Return Before Taxes	(1.08%)	1.55%	3.04%	Sep. 30, 2005
Class R5	Class R5 - Return Before Taxes	(1.04%)	1.68%	3.15%	Sep. 30, 2005
Class Y	Class Y - Return Before Taxes	(1.04%)	1.74%	3.20%	Sep. 30, 2005
S&P 500 Index	S&P 500 Index (reflects no deduction for fees, expenses or taxes)	2.09%	(0.25%)	2.51%	Sep. 30, 2005
Barclays Capital U.S Aggregate Bond Index	Barclays Capital U.S Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.84%	6.50%	5.98%	Sep. 30, 2005